Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Statement of Profit or Loss

Recognized in the statement of profit or loss:

	2021	2020	2019
Cash flow hedges - reclassified to profit or loss	1,631,491	1,410,997	—
Net fair value gains and interest on derivative financial instruments	1,258,961	317,820	—
Interest income	662,514	366,695	288,010
Other	39,060	23,971	9,440
Finance income	3,592,026	2,119,483	297,450

Net foreign exchange losses	(5,538,543)	(2,409,550)	(1,039,618)
Net interest expenses for financial assets and liabilities measured at amortized cost	(918,087)	(811,439)	(874,535)
Net fair value losses and interest on derivative financial instruments	—	—	(550,438)
Cash flow hedges - reclassified to profit or loss	—	—	461,133
Other	(36,248)	(30,175)	(21,660)
Finance costs	(6,492,878)	(3,251,164)	(2,025,118)
Net finance costs	(2,900,852)	(1,131,681)	(1,727,668)